Entity Level Disclosures and Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Revenues	$ 1,077	$ 394	$ 2,165	$ 821
Adjusted operating loss	(1,381)	(1,507)	(2,299)	(3,272)
Share-based payments	(12)	(430)	(41)	(684)
Contingent consideration measurement			430
Impairment of goodwill and intangible assets			(800)
Depreciation and amortization	(336)	(162)	(685)	(277)
Operating loss	(1,729)	(2,099)	(4,255)	(4,233)
Financial income (Expenses), net	(559)	1,870	2,589	1,720
Taxes on income	61	3	122	3
Net loss for the period	(2,227)	(226)	(1,544)	(2,510)
Cyber Security [Member]
Statement Line Items [Line Items]
Revenues	140	275	411	702
Adjusted operating loss	(1,383)	(1,451)	(2,305)	(3,216)
Proxy Services [Member]
Statement Line Items [Line Items]
Revenues	937	119	1,754	119
Adjusted operating loss	$ 2	$ (56)	$ 6	$ (56)